AlphaTrade.com
                         930 West First Street, Ste 116
                       North Vancouver, BC Canada V7P 3N4


February 25, 2011

United States Securities and Exchange Commission
Attn:  Andrew Mew, Accounting Branch Chief
       Millwood Hobbs, Staff Accountant
100 F Street N.E., Stop 4561
Washington, D.C. 20549


RE:     Alphatrade.com
           Form 10-K/A for the Fiscal Year Ended December 31, 2009 Filed June 22, 2010
        Forms 10-Q/A for Fiscal Quarter Ended June 30, 2008
          Filed January 18, 2011
        Form 10-Q for Fiscal Quarter Ended March 31, 2010
          Filed May 17, 2010
        Form 10-Q for Fiscal Quarter Ended September 30, 2010
          Filed November 16, 2010
        File No. 0-25631

Dear Mr. Mew, et al:

         We have reviewed the comments from your letter dated February 4, 2011 and have formulated responses as outlined below. Please feel free to contact us at your convenience should additional explanation and/or clarification be required.

Forms 10-Q/Amendment No. 3 for the Fiscal Quarter Ended June 30, 2008
---------------------------------------------------------------------

Financial Statements and Notes

Note 3 - Restated Financial Statements, page 14

1. Refer to prior comment three of our letter dated September 30, 2010 and comment one of our letter dated December 23, 2010. We note that you continue to present second earnings per share amounts using comprehensive income in the amended Form 10-Q/A filed on January 18, 2011. Please confirm to us that you will not provide such presentation in future filings.

     COMPANY RESPONSE: The Company confirms to the Commission that there will be no second earnings per share amounts using comprehensive income in future filings.


Form 10-Q  for the Fiscal Quarter Ended September 30, 2010

Note 6 - Marketable Securities, page 13

2. Refer to our prior comment nine of our letter dated January 29, 2010 and your response to comment six of our letter dated December 23, 2010. We note your intention to provide the required GAAP disclosures in your future filings. However you did not explain in the response regarding how you determined you have no other-than-temporary-impairment of your marketable securities as of September 30, 2010 in light of their significant unrealized losses and their duration in loss position. Please provide us with your impairment analysis in detail.

     COMPANY RESPONSE: The Company reviews its investments for other-than-temporary impairment on a quarterly basis. However, management has taken the position that in the absence of extreme circumstances, a holding period of less than one year is insufficient to determine whether an other-than-temporary impairment has taken place. Because of the volatility of the market prices of many of the securities held by the Company, market values can fluctuate significantly, positively or negatively, in a relatively short period of time. Therefore, even if a particular security has experienced significant unrealized losses for two or three consecutive quarters, management typically will withhold judgment as to whether the security has an other-than-temporary impairment until the Company has owned the particular security for a period of at least one year.



Form 10-K/Amendment No. 1 for the Fiscal Year Ended December 31, 2009
---------------------------------------------------------------------

Form 10-Q  for the Fiscal Quarter Ended September 30, 2010

Form 10-Q  for the Fiscal Quarter Ended March 31, 2010

Item 3.  Controls and Procedures, page 17

3. We note your response to comments seven, eight, 12 and 13 of our letter dated December 23, 2010 that your disclosure controls and procedures and internal control over financial reporting have been revised to be ineffective for the reporting periods from September 30, 2009 through September 30, 2010. We note you amended only the Form 10-Q for the quarterly period ended June 30, 2010 rather than all of the periods as indicated. Nevertheless, we believe you should revise your conclusions on disclosure controls and procedures and internal control over financial reporting by amending the Form 10-K for the year ended December 31, 2009 and the subsequent Forms 10-Q for the quarterly periods ended March 31, 2010 and September 30, 2010, as appropriate.

     COMPANY RESPONSE: The Company has revised its conclusions on disclosure controls and procedures and internal control over financial reporting by amending the Form 10-K for the year ended December 31, 2009, and the subsequent Forms 10-Q for the quarterly periods ended March 31, 2010 and September 2010, pursuant to the Commission's request.


4. Based on your responses, it appears the previously referenced statement in the 2008 Form 10-K/A that "[m]anagement determined that at December 31, 2008 the Company had a material weakness in control over financial reporting because it did not have sufficient personnel with adequate knowledge, experience, and training of United States Generally Accepted Accounting Principles commensurate with the Company's reporting requirements" would continue to apply in your situation. If so, please revise to provide such statement in your amendments for the above referenced reporting periods or explain to us why you are not required to do so.

     COMPANY RESPONSE: The Company has revised its statements in the afore-mentioned reporting documents pursuant to the Commission's request.


5. In addition, please provide a risk factor disclosure in future filings, addressing your apparent limited US GAAP knowledge and SEC rules and regulations. The disclosure should also address any impact on the financial reporting and internal control over financial reporting as well as any remedial plan you have taken or anticipate taking in the near future.

     COMPANY RESPONSE: The Company will provide an appropriate risk factor disclosure discussing this issue in future filings, pursuant to the Commission's request.



Sincerely,

AlphaTrade.com,

A Nevada Corporation

/S/ Gordon J. Muir
-----------------------

By: Gordon J. Muir
Its: Chief Executive Officer